UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  November 30, 2013

Item 1. Report to Stockholders.

McKINLEY DIVERSIFIED INCOME FUND
Institutional Shares (Ticker: MCDNX)
Investor Shares (Ticker: MCDRX)

ANNUAL REPORT

November 30, 2013

Table of Contents

Shareholder Letter	2

Asset Allocation	5

Expense Example	5

Performance Charts and Analysis	7

Schedule of Investments	9

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	16

Report of Independent Registered Public Accounting Firm	24

Trustees and Executive Officers	25

Additional Information	28

Privacy Notice	30

January 3, 2014

Re:  Performance for the Annual Period Ending November 30, 2013

Dear Shareholder,

McKinley Capital Management, LLC (“McKinley Capital”) is pleased to release the first annual shareholder report for the McKinley Diversified Income Fund (“Fund”).  McKinley Capital was founded in 1990 and is an Alaska based investment management company with approximately $8 billion under management as of November 30, 2013.  McKinley Capital was ranked as the 245th largest money manager in the world by Pension and Investments in its May 27, 2013 issue (as ranked by total worldwide institutional assets under management, in millions, as of December 31, 2012).

The goal of the Fund is to produce high current income and long-term capital appreciation. The Fund is a diversified and benchmark-agnostic portfolio that uses a bottom-up investment process.

Market Review

Interest rates were higher during the fiscal year ended November 30, 2013, with the increase coming in the May to August period.  While McKinley Capital does expect interest rates to be higher in 2014, the modest rate of increase will likely mean the growth rate of earnings of most of the Fund’s holdings should exceed the increase in short rates.  The rate of increase is what is important for the holdings of the Fund, not the level of increase.  Headwinds in the marketplace the next quarter or two will be a potentially quicker U.S. Federal Reserve taper and rising interest rates.  The counter balance to that is the potential growth in distribution rates of the Fund’s holdings.

Toward the end of the Fund’s fiscal year, the markets settled into the understanding that the economy was doing better than expected, the political uncertainty in the U.S. was retreating into the background, and Europe was finally starting to recover.  All this contributed to a very strong year for equities. In this environment income stocks tend to lag behind.

Despite this environment, there was dividend growth in both the Master Limited Partnerships (“MLP”) and the Business Development Company (“BDC”) holdings.  Oil production expansion in the U.S. is reflected in increases in both earnings and distribution in the Fund’s MLP holdings.  McKinley Capital is convinced that distribution growth in that section of the market should outpace the rate of increase of 10-year note interest rates.  Real Estate Investment Trusts (“REIT”) continued to reflect the impact of a rising rate environment.

Fund Performance

From Fund inception through fiscal year-end (March 27, 2013 – November 30, 2013), the Fund’s Investor Class Share had a return of 4.88%.  On a security type basis, REIT securities detracted from performance while U.S. Common Stock

MCKINLEY DIVERSIFIED INCOME FUND

and BDC holdings provided positive performance.  Negative contributions to return were generated by companies such as Southern Copper Corp. (Foreign Stock and American Depositary Receipt), American Capital Agency (REIT) and Redwood Trust, Inc. (REIT).  Positions in RR Donnelley & Sons Co. (U.S. Common Stock), The Blackstone Group LP (MLP) and Banco Santander SA (Foreign Stock and American Depositary Receipt) positively impacted the Fund.

Outlook

McKinley Capital believes that 2014 should reflect continued steady economic growth, which should translate into continued growth in the distributions paid by the underlying holdings of the Fund.

McKinley Capital appreciates your support and will continue to focus its efforts on seeking to produce high current income and long-term capital appreciation.

Sincerely,

Robert B. Gillam
President and Chief Executive Officer
McKinley Capital Management, LLC

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks than domestic securities. Foreign securities differ in accounting methods. These risks are greater for investments in emerging markets. The Fund invests in smaller companies, which involves additional risks such as limited liquidity and greater volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investing in Master Limited Partnerships (“MLP”s) entails risk related to potential changes in the U.S. tax code which could revoke the pass-through tax attributes that provide the tax efficiencies that make MLPs attractive investment structures. Additional risks include fluctuations in energy prices, decreases in supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, and various other risks. The value of the Fund’s investments in Real Estate Investment Trusts (“REIT”s) may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests. The Fund will invest in other investment companies such as Exchange Traded Funds (“ETF”s) and closed-end funds and investors will indirectly bear the funds principal risks and its share of these fund fees and

MCKINLEY DIVERSIFIED INCOME FUND

expenses. Shareholders will pay higher expenses than they would if they invested directly in the underlying funds. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value (“NAV”) per share and may have limited market liquidity. An ETF’s shares may trade at a discount to its NAV, an active secondary trading market may not develop or be maintained, and the risk that an ETF that seeks to track an index may not effectively track that index. In addition, trading may be halted by the exchange in which the ETFs trade, which may impact the Fund’s ability to sell its shares of an ETF.

Opinions expressed are those of the author and are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund Holdings are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments for additional information.

Earnings growth is not representative of the Fund’s future performance.

McKinley Capital Management LLC is the Adviser to the McKinley Diversified Income Fund.

McKinley Diversified Income Fund is distributed by Quasar Distributors LLC.

MCKINLEY DIVERSIFIED INCOME FUND

ASSET ALLOCATION at November 30, 2013 (Unaudited)

*	Includes liabilities in excess of other assets.
**	Included in Common Stock on the Schedule of Investments.

EXPENSE EXAMPLE For the Six Months Ended November 30, 2013 (Unaudited)

As a shareholder of the McKinley Diversified Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/13 – 11/30/13).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund

MCKINLEY DIVERSIFIED INCOME FUND

EXPENSE EXAMPLE For the Six Months Ended November 30, 2013 (Unaudited) (Continued)

accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	6/1/13	11/30/13	6/1/13 – 11/30/13*
Institutional Class Actual	$1,000.00	$1,063.70	$6.21

Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.05	$6.07

Investor Class Actual	$1,000.00	$1,062.60	$7.50

Hypothetical (5% annual
return before expenses)	$1,000.00	$1,017.80	$7.33

*
Expenses are equal to the Fund’s expense ratios for the most recent six-month period of 1.20% and 1.45% (fee waivers in effect) for Institutional and Investor Classes, respectively, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

MCKINLEY DIVERSIFIED INCOME FUND – INSTITUTIONAL CLASS

Value of $100,000 vs. Dow Jones Utility Average
and S&P 500® Index

Average Annual Returns	Since Inception
Period Ended November 30, 2013	(3/27/2013)
McKinley Diversified Income Fund – Institutional Class	5.04%
Dow Jones Utility Average	(0.50)%
S&P 500® Index	17.21%

This chart illustrates the performance of a hypothetical $100,000 investment made on March 27, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

The Dow Jones Utilities Average is a price-weighted average of 15 utility companies that are listed on the New York stock exchange and are involved in the production of electrical energy.  The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.  One can not invest directly in an index.

MCKINLEY DIVERSIFIED INCOME FUND – INVESTOR CLASS

Value of $10,000 vs. Dow Jones Utility Average
and S&P 500® Index

Average Annual Returns	Since Inception
Period Ended November 30, 2013	(3/27/2013)
McKinley Diversified Income Fund – Investor Class	4.88%
Dow Jones Utility Average	(0.50)%
S&P 500® Index	17.21%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 27, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

The Dow Jones Utilities Average is a price-weighted average of 15 utility companies that are listed on the New York stock exchange and are involved in the production of electrical energy.  The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.  One can not invest directly in an index.

MCKINLEY DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS at November 30, 2013

Shares		Value

COMMON STOCKS: 67.8%

Biotechnology: 1.7%
28,426	PDL BioPharma,
	Inc.	$277,722

Capital Markets: 7.6%
20,842	AllianceBernstein
	Holding LP	462,484
7,598	Apollo Global
	Management, LLC	229,384
25,260	Apollo Investment
	Corp.	227,845
7,945	The Blackstone
	Group LP	227,068
4,900	Och-Ziff Capital
	Management
	Group, LLC	68,061
		1,214,842

Chemicals: 2.9%
6,091	LyondellBasell
	Industries NV	470,103

Commercial Banks: 3.5%
61,866	Banco Santander
	SA - ADR	553,082

Commercial Services & Supplies: 2.3%
20,315	RR Donnelley
	& Sons Co.	375,827

Diversified Financial Services: 3.4%
55,980	KKR Financial
	Holdings, LLC	536,288

Diversified Telecommunication
Services: 3.3%
14,802	AT&T, Inc.	521,178

Energy Equipment & Services: 4.3%
16,209	SeaDrill Ltd.	692,287

Gas Utilities: 1.5%
5,669	AmeriGas
	Partners LP	245,014

Metals & Mining: 1.1%
11,546	Vale SA - ADR	176,885

Oil, Gas & Consumable Fuels: 13.4%
10,268	Atlas Pipeline
	Partners LP	358,969
23,420	Breitburn Energy
	Partners LP	442,872
13,969	Calumet Specialty
	Products Partners LP	399,374
20,006	Capital Product
	Partners LP	179,254
2,534	Energy Transfer
	Partners LP	137,241
20,424	Linn Energy, LLC	621,299
		2,139,009

Pharmaceuticals: 6.9%
8,204	AstraZeneca
	PLC - ADR	469,186
6,534	Bristol Myers
	Squibb Co.	335,717
5,754	GlaxoSmithKline
	PLC - ADR	304,502
		1,109,405

Semiconductors & Semiconductor
Equipment: 2.6%
17,354	Intel Corp.	413,719

Thrifts & Mortgage Finance: 3.5%
24,049	Home Loan Servicing
	Solutions Ltd.	559,620

Tobacco: 9.8%
11,961	Altria Group, Inc.	442,318
9,280	Reynolds
	American, Inc.	468,176
39,955	Vector Group Ltd.	654,463
		1,564,957
TOTAL COMMON STOCKS
(Cost $10,205,101)		10,849,938

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS at November 30, 2013 (Continued)

Shares		Value

PARTNERSHIPS & TRUSTS: 14.5%

Real Estate Investment Trusts: 14.5%
14,835	Agree Realty Corp.	$434,666
18,706	Capstead Mortgage
	Corp.	225,033
52,638	MFA Financial, Inc.	383,731
54,318	Newcastle
	Investment Corp.	298,206
68,807	Northstar Realty
	Finance Corp.	679,813
9,235	Omega Healthcare
	Investors, Inc.	301,892

TOTAL PARTNERSHIPS & TRUSTS
(Cost $2,362,211)		2,323,341

INVESTMENT COMPANIES: 15.9%
37,690	Ares Capital Corp.	692,742
18,314	Main Street
	Capital Corp.	603,447
58,790	Prospect Capital
	Corp.	670,794
24,869	Solar Capital Ltd.	575,718

TOTAL INVESTMENT COMPANIES
(Cost $2,476,932)		2,542,701

SHORT-TERM INVESTMENTS: 8.2%

Money Market Funds: 8.2%
515,642	First American
	Treasury
	Obligations Fund -
	Class Z, 0.00%1	515,642
795,000	Invesco Treasury
	Portfolio, 0.02%1	795,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,310,642)		1,310,642
TOTAL INVESTMENTS
IN SECURITIES: 106.4%
(Cost $16,354,886)		17,026,622
Liabilities in Excess
of Other Assets: (6.4)%		(1,019,627)
TOTAL NET ASSETS: 100.0%		$16,006,995

ADR – American Depositary Receipt
1	Seven-day yield as of November 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES at November 30, 2013

ASSETS
Investments in securities, at value (cost $16,354,886)	$17,026,622
Receivables:
Fund shares sold	200
Dividends and interest	27,697
Due from adviser, net	4,313
Prepaid expenses	8,885
Total assets	17,067,717

LIABILITIES
Payables:
Investment securities purchased	994,748
Administration fees	9,495
Transfer agent fees	7,966
Fund accounting fees	5,860
Custody fees	3,013
Chief Compliance Officer fees	2,864
Shareholder servicing fees	1,932
Trustee fees	974
Distribution fees - Investor Class	48
Other accrued expenses	33,822
Total liabilities	1,060,722
NET ASSETS	$16,006,995

COMPONENTS OF NET ASSETS
Paid-in capital	$14,419,900
Accumulated net investment loss	(67,151)
Accumulated net realized gain on investments	982,510
Net unrealized appreciation on investments	671,736
Net assets	$16,006,995

Net Asset Value (unlimited shares authorized):
Institutional Class:
Net assets	$15,768,362
Shares of beneficial interest issued and outstanding	772,996
Net asset value, offering and redemption price per share	$20.40
Net Asset Value (unlimited shares authorized):
Investor Class:
Net assets	$238,633
Shares of beneficial interest issued and outstanding	11,704
Net asset value, offering and redemption price per share	$20.39

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

STATEMENT OF OPERATIONS For the Period Ended November 30, 2013*

INVESTMENT INCOME
Income
Dividends (net of $4,076 foreign withholding tax)	$549,399
Interest	50
Total investment income	549,449

EXPENSES
Investment advisory fees	77,980
Administration fees	30,552
Transfer agent fees	25,015
Fund accounting fees	20,995
Audit fees	20,678
Reports to shareholders	16,377
Shareholder servicing fees	14,416
Chief Compliance Officer fees	8,864
Custody fees	7,999
Registration fees	4,037
Trustee fees	3,465
Legal fees	3,367
Miscellaneous expenses	3,224
Insurance expense	1,347
Distribution fees - Investor Class	282
Total expenses	238,598
Less: fees waived	(121,347)
Net expenses	117,251
Net investment income	432,198

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(348,382)
Change in net unrealized appreciation on investments	671,736
Net realized and unrealized gain on investments	323,354
Net increase in net assets resulting from operations	$755,552

*  Fund commenced operations on March 27, 2013.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
November 30, 2013*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$432,198
Net realized loss on investments	(348,382)
Change in unrealized appreciation on investments	671,736
Net increase in net assets resulting from operations	755,552

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Institutional Class	(415,676)
Investor Class	(5,184)
Total distributions to shareholders	(420,860)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net
change in outstanding shares - Institutional Class(1)	15,437,863
Net increase in net assets derived from net
change in outstanding shares - Investor Class(1)	234,440
Total increase in net assets from capital share transactions	15,672,303
Total increase in net assets	16,006,995

NET ASSETS
Beginning of period	—
End of period	$16,006,995
Accumulated net investment loss	$(67,151)

(1)  Summary of capital share transactions is as follows:

	Period Ended
	November 30, 2013*
	Shares	Value
Institutional Class
Shares sold	753,165	$15,054,159
Shares issued in reinvestment of distribution	21,415	415,676
Shares redeemed	(1,584)	(31,972)
Net increase	772,996	$15,437,863

	Period Ended
	November 30, 2013*
	Shares	Value
Investor Class
Shares sold	11,581	$232,070
Shares issued in reinvestment of distribution	178	3,460
Shares redeemed	(55)	(1,090)
Net increase	11,704	$234,440

*  Fund commenced operations on March 27, 2013.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Institutional Class

	Period Ended
	November 30, 2013*
Net asset value, beginning of period	$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.59	**
Net realized and unrealized gain on investments	0.38
Total from investment operations	0.97

LESS DISTRIBUTIONS
From net investment income	(0.57)
Net asset value, end of period	$20.40
Total return	5.04	%^

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$15.8
Portfolio turnover rate	53	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	2.45	%+
After fees waived	1.20	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	3.18	%+
After fees waived	4.43	%+

*	Fund commenced operations on March 27, 2013.
**	Net investment income per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Investor Class

	Period Ended
	November 30, 2013*
Net asset value, beginning of period	$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.55	**
Net realized and unrealized gain on investments	0.39
Total from investment operations	0.94

LESS DISTRIBUTIONS
From net investment income	(0.55)
Net asset value, end of period	$20.39
Total return	4.88	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$0.2
Portfolio turnover rate	53	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	2.70	%+
After fees waived	1.45	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived/recouped	3.29	%+
After fees waived/recouped	4.54	%+

*	Fund commenced operations on March 27, 2013.
**	Net investment income per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2013

NOTE 1 – ORGANIZATION

McKinley Diversified Income Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on March 27, 2013.

The Fund offers Institutional and Investor Class shares.  Institutional Class shares are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, and corporations.  Each class of shares has equal rights as to earnings and assets except that Investor Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek substantial current income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2013 (Continued)

method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At November 30, 2013, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2013 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2013. See the Schedule of Investments for industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$10,849,938	$—	$—	$10,849,938
Partnerships
& Trusts	2,323,341	—	—	2,323,341
Investment
Companies	2,542,701	—	—	2,542,701
Short-Term
Investments	1,310,642	—	—	1,310,642
Total Investments
in Securities	$17,026,622	$—	$—	$17,026,622

There were no transfers into or out of Level 1, 2, or 3 for the period ended November 30, 2013.

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2013 (Continued)

dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after November 30, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

As of November 30, 2013, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State.  As of November 30, 2013, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income normally are declared and paid at least quarterly.  Distributions to shareholders from net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2013 (Continued)

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassifications of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended November 30, 2013, the Fund decreased accumulated net realized loss $1,330,892, decreased paid-in capital $1,252,403 and decreased undistributed net investment income $78,489.

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

J.
Recent Accounting Pronouncement.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management has evaluated and adopted ASU 2013-01 and has determined there is no impact to the Fund.

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2013 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

McKinley Capital Management, LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Fund. For the period ended November 30, 2013, the Fund incurred $77,980 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit Fund expenses by reducing all or a portion of its fees and reimbursing the Fund expenses so that its ratio of expenses to average net assets will not exceed 1.20% and 1.45% for the Institutional Class and Investor Class shares, respectively.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the period ended November 30, 2013, the amount that exceeded the ratio of expenses was $121,347.  As of November 30, 2013, the amount due from the Adviser was $4,313.

Any fees waived and/or any Fund expenses absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, any time before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursements of its fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval.  At November 30, 2013, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be recouped was $121,347.  The Adviser may recapture portions of this amount no later than November 30, 2016.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2013 (Continued)

payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration and Chief Compliance Officer services for the period ended November 30, 2013 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Investor Class shares and a Shareholder Servicing Plan on behalf of both the Institutional and Investor Classes.  The Distribution Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Investor Class shares.  No distribution fees are paid by Institutional Class shares.  These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Under the Shareholder Servicing Plan, each Class is authorized to pay the Adviser an annual shareholder servicing fee of up to 0.15% of each Class’s average daily net assets.  The Adviser uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.  For the period ended November 30, 2013, the Fund incurred distribution fees of $282 and shareholder servicing fees of $14,416.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended November 30, 2013, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $22,904,872 and $7,391,560, respectively.

There were no purchases or sales of long-term U.S. Government securities for the period ended November 30, 2013.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended November 30, 2013 was as follows:

November 30, 2013
Distributions paid from
Ordinary income:	$420,860

MCKINLEY DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2013 (Continued)

As of November 30, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments	$15,704,017
Gross tax unrealized appreciation	1,756,607
Gross tax unrealized depreciation	(434,002)
Net tax unrealized appreciation	1,322,605
Undistributed ordinary income	114,405
Undistributed long-term capital gain	150,085
Total distributable earnings	264,490
Other accumulated losses	—
Total accumulated gains	$1,587,095

MCKINLEY DIVERSIFIED INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
McKinley Diversified Income Fund and
The Board of Trustees of
Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, of McKinley Diversified Income Fund, a series of Professionally Managed Portfolios (the Trust), including the schedule of investments, as of November 30, 2013, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period March 27, 2013 (commencement of operations) to November 30, 2013. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of McKinley Diversified Income Fund as of November 30, 2013, the results of its operations, the changes in its net assets and its financial highlights for the period March 27, 2013 (commencement of operations) to November 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 24, 2014

MCKINLEY DIVERSIFIED INCOME FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	1	Director, PNC
(born 1943)	and	Term;	Talon Industries,		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	Inc. (business
Fund Services, LLC		May	consulting);
2020 E. Financial Way		1991.	formerly, Executive
Suite 100			Vice President and
Glendora, CA 91741			Chief Operating
Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive		The Univ. of
Fund Services, LLC		May	Officer, Rockefeller		Virginia Law
2020 E. Financial Way		1991.	Trust Co., (prior		School Fdn.
Suite 100			thereto Senior Vice
Glendora, CA 91741			President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Eric W. Falkeis(3)	Trustee	Indefinite	President and Chief	1	None
(born 1973)		Term;	Operating Officer,
c/o U.S. Bancorp		Since	Direxion Funds
Fund Services, LLC		September	since 2013; formerly,
2020 E. Financial Way		2011.	Senior Vice President,
Suite 100			and Chief Financial
Glendora, CA 91741			Officer (and other
positions), U.S.
Bancorp Fund
Services, LLC,
(1997-2013).

MCKINLEY DIVERSIFIED INCOME FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years
Carl A. Froebel	Trustee	Indefinite	Formerly President	1	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bancorp		Since	National Investor
Fund Services, LLC		May	Data Services, Inc.
2020 E. Financial Way		1991.	(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice		Managers Funds;
Fund Services, LLC		May	President, Investment		Trustee,
2020 E. Financial Way		1991.	Company		Managers AMG
Suite 100			Administration,		Funds, Aston
Glendora, CA 91741			LLC (mutual fund		Funds; Advisory
			administrator).		Board Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March	Officer, U.S.
2020 E. Financial Way		2013.	Bancorp Fund
Suite 100	Secretary	Indefinite	Services, LLC,
Glendora, CA 91741		Term;	since July 2007.
Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		April	LLC, since
615 East Michigan St.		2013.	April 2005.
Milwaukee, WI 53202

MCKINLEY DIVERSIFIED INCOME FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term:	President and	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	Compliance
Fund Services, LLC	Officer	July	Officer, U.S.
615 East Michigan St.		2011.	Bancorp Fund
Milwaukee, WI 53202	Anti-	Indefinite	Services, LLC
	Money	Term:	since August 2004.
	Laundering	Since
	Officer	July
2011.
	Vice	Indefinite
	President	Term:
Since
July
2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Prior to March 8, 2013, Mr. Falkeis was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

MCKINLEY DIVERSIFIED INCOME FUND

FEDERAL TAX INFORMATION (Unaudited)

For the period ended November 30, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 80.52%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended November 30, 2013, was 62.40%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund for the period ended November 30, 2013, was 5.66%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 458-1963.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 458-1963. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (888) 458-1963.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

MCKINLEY DIVERSIFIED INCOME FUND

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at (888) 458-1963 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes information about the Fund’s Trustees and is available without charge, upon request, by calling (888) 458-1963. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at http://mckinleycapitalfunds.com.

MCKINLEY DIVERSIFIED INCOME FUND

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
McKINLEY CAPITAL MANAGEMENT, LLC
3301 C Street, Suite 500
Anchorage, AK  99503

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered Public Accounting Firm
TAIT WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL HASTINGS LLP
75 East 55th Street, Floor 15
New York, NY  10022

McKinley Diversified Income Fund

	Ticker	CUSIP
Institutional Shares	MCDNX	74316J425
Investor Shares	MCDRX	74316J417

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the period.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed for the period for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

McKinley Diversified Income Fund
FYE 11/30/2013
Audit Fees	$18,000
Audit-Related Fees	N/A
Tax Fees	$2,600
All Other Fees	N/A
The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 11/30/2013
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the period, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the period.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

McKinley Diversified Income Fund
Non-Audit Related Fees	FYE 11/30/2013
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the nine month period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
Elaine E. Richards, President

Date   January 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
Elaine E. Richards, President

Date   January 30, 2014

By (Signature and Title)  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date   January 31, 2014

* Print the name and title of each signing officer under his or her signature.